INCOME TAXES - Reconciliation of the U.S. statutory federal income tax rate to the Company’s effective tax rate (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal tax at statutory rates			34.00%	34.00%	34.00%
State taxes, net of federal benefit			2.30%	2.30%	26.30%
Tax credits			0.50%	0.00%	7.20%
Permanent difference			0.10%	0.10%	346.10%
Foreign income taxes			(1.80%)	(1.00%)	(11.90%)
Change in valuation allowance			(16.80%)	(5.30%)	(36.10%)
Tax rate adjustment and other			(0.30%)	(1.60%)	8.20%
Income tax benefit	(0.20%)	22.40%	18.00%	28.50%	373.80%